INVESTMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Investments [Line Items]
Purchase of physical uranium		$ 0	$ 91,674,000
Expected dividend yield		0.00%	0.00%	0.00%
Warrants on investment		$ 0	$ 1,625,000
Net proceeds from the disposal of common shares		$ 0	12,826,000
Equity Instruments
Investments [Line Items]
Purchase of physical uranium			$ 0
Common shares of GoviEx | shares		32,644,000	32,500,000
Initial cost of shares			$ 2,698,000
Exercise price of share purchase warrants | $ / shares			$ 0.80
Expected volatility		48.00%
Net proceeds from the disposal of common shares			$ 12,826,000
Gross proceeds from sale of shares			$ 15,600,000
GoviEx warrants exercised in full		$ 26,000,000
Common share purchase warrants | shares		32,500,000	32,500,000
Equity Instruments | GoviEx Warrants
Investments [Line Items]
Estimated fair value of warrants	$ 2,774,000
Estimated fair value of warrants, per share | $ / shares	$ 0.085		$ 0.05
Expected volatility	76.00%		82.00%	82.00%
Risk-free interest rate	0.69%	4.07%	0.91%	0.91%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term	18 months	4 months	16 months	16 months
Warrants on investment			$ 1,625,000
Proceeds from warrants issued			$ 2,774,000
Common share purchase warrants | shares		32,500,000	32,500,000
Physical Uranium
Investments [Line Items]
Purchase of physical uranium			$ 91,674,000	$ 74,140,000
Uranium purchased, in pounds			2,500,000